Unaudited Condensed Consolidated Statements of Operations - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total net revenue		$ 20,974,000	$ 26,947,000	$ 66,522,000	$ 55,221,000
Costs And Expenses Abstract
Sales and marketing		925,000	528,000	2,111,000	1,205,000
Research and development		1,400,000	1,609,000	4,227,000	4,033,000
General and administrative		15,969,000	15,658,000	46,332,000	30,300,000
Depreciation and amortization		194,000	144,000	614,000	384,000
Total operating costs and expenses		32,748,000	29,238,000	94,143,000	60,600,000
Operating loss		(11,774,000)	(2,291,000)	(27,621,000)	(5,379,000)
Interest expense		(2,568,000)	(254,000)	(4,685,000)	(374,000)
Change in fair value of promissory notes		(1,995,000)	0	(4,561,000)	0
Change in fair value of unconsolidated affiliate		87,000	0	(1,895,000)	4,937,000
Change in fair value of derivative instruments		64,000	0	64,000	0
Change in fair value of convertible notes		(9,182,000)	0	(9,182,000)	0
Debt Extinguishment loss		(1,885,000)	0	(1,885,000)	0
Other (loss) income, net		(1,574,000)	2,660,000	87,000	2,972,000
(Loss) Income before income taxes		(28,827,000)	115,000	(49,678,000)	2,156,000
Provision for income taxes		69,000	366,000	134,000	82,000
Net (loss) income		$ (28,896,000)	$ (251,000)	$ (49,812,000)	$ 2,074,000
Net (loss) income per share attributable to common stock-basic		$ (0.58)	$ (0.01)	$ (1.16)	$ 0.04
Net (loss) income per share attributable to common stock-diluted		$ (0.58)	$ (0.01)	$ (1.16)	$ 0.04
Weighted average shares outstanding - basic		49,921,209	39,621,946	43,092,760	39,621,946
Weighted average shares outstanding - diluted		49,921,209	39,621,946	43,092,760	40,896,279
Service [Member]
Total net revenue		$ 10,013,000	$ 9,071,000	$ 27,800,000	$ 31,242,000
Costs And Expenses Abstract
Cost of revenue	[1]	6,304,000	5,250,000	17,496,000	16,721,000
Product [Member]
Total net revenue		8,645,000	15,224,000	29,401,000	19,739,000
Costs And Expenses Abstract
Cost of revenue	[1]	7,956,000	6,049,000	23,363,000	7,957,000
Related Parties [Member]
Total net revenue		$ 2,316,000	$ 2,652,000	$ 9,321,000	$ 4,240,000
Nogin Inc [Member]
Net service revenue from related parties						$ 8,136,000
Total net revenue						101,348,000	$ 45,517,000	$ 40,954,000
Costs And Expenses Abstract
Sales and marketing						1,772,000	1,094,000	1,433,000
Research and development						5,361,000	4,289,000	5,021,000
General and administrative						55,369,000	23,865,000	23,387,000
Depreciation and amortization						520,000	415,000	207,000
Total operating costs and expenses						107,627,000	47,660,000	43,245,000
Operating loss						(6,279,000)	(2,143,000)	(2,291,000)
Interest expense						(926)	(225)	(164)
Change in fair value of unconsolidated affiliate						4,937,000
Debt Extinguishment loss						2,266,000
Other income, net						3,378,000	1,418,000	2,480,000
(Loss) Income before income taxes						1,110,000	(950,000)	25,000
Provision for income taxes						1,175,000	190,000	25,000
Net (loss) income						$ (65,000)	$ (1,140,000)	$ 0
Net (loss) income per share attributable to common stock-basic						$ 0	$ (0.03)	$ 0
Net (loss) income per share attributable to common stock-diluted						$ 0	$ (0.03)	$ 0
Weighted average shares outstanding - basic						39,621,946	39,621,946	39,621,946
Weighted average shares outstanding - diluted						39,621,946	39,621,946	39,621,946
Nogin Inc [Member] | Service [Member]
Net revenue						$ 41,866,000	$ 45,517,000	$ 40,954,000
Costs And Expenses Abstract
Cost of revenue	[2]					24,174,000	$ 17,997,000	$ 13,197,000
Nogin Inc [Member] | Product [Member]
Net revenue						51,346,000
Total net revenue						51,346,000
Costs And Expenses Abstract
Cost of revenue	[2]					$ 20,431,000

[1]	Exclusive of depreciation and amortization shown separately.
[2]	Exclusive of depreciation and amortization shown separately.